Critical accounting estimates and judgements (Details Narrative) - GBP (£)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill				£ 10,100,000
Impairment charge on non financial assets		£ 2,300,000
Cash		9,300,000
Unused tax losses for which no deferred tax asset recognised		67,200,000	£ 63,200,000	49,600,000
Profit (loss)		(5,460,000)	(22,189,000)	(10,085,000)
Retained earnings		(127,803,000)	(122,432,000)	(99,839,000)
Intangible assets under development [member] | Midatech pharma (wales) limited [member]
IfrsStatementLineItems [Line Items]
Goodwill				£ 2,300,000
Impairment charge on non financial assets	£ 11,600,000	£ 9,300,000	£ 2,300,000